Intangible Asset, Net (Tables)	9 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

At December 31, 2017, March 31, 2017 and 2016, intangible assets consisted of the following:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Distribution Channel	$320,000	$320,000	$-
Less: Accumulated Amortization	(32,000)	(8,000)	-
	$288,000	$312,000	$-

Schedule of Impaired Intangible Asset

	Weighted Average Amortization Period (Years)	March 31, 2016 (Predecessor)	Acquisitions	Impairment Charges	March 31, 2017 (Successor)	Acquisitions	Impairment Charges	December 31, 2017 (Successor)
		(Audited)						(Unaudited)
Distribution Channel	10	$-	320,000	-	320,000	-	-	320,000